Summary of Significant Accounting Policies - Leases (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2021
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating lease right-of-use assets	$ 176,718	$ 472,053
Lease liabilities	162,589
Operating lease costs	307,026	334,918
Costs for short-term leases	22,338	48,560
Cash payments against operating lease liabilities	$ 351,581	$ 409,100
Weighted-average remaining lease term	7 months 6 days
Weighted-average discount rate (as a percent)	6.00%
ASU2016-02
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Lease liabilities			$ 2,470,968
ASU2016-02 | Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating lease right-of-use assets			$ 2,563,151